First-time adoption - Summary of Impact on Exchange Differences on Transalating Foreign Operations Due to First Time Adoption of IFRS (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Impact On Exchange Differences On Translating Foreign Operations Due To First Time Adoption Of IFRS [Line Items]
Accumulated other comprehensive income	¥ (1,222,332)	¥ (1,520,257)	¥ (979,476)
Adjustment to Recognition And Measurement Differences [Member]
Impact On Exchange Differences On Translating Foreign Operations Due To First Time Adoption Of IFRS [Line Items]
Accumulated other comprehensive income		(2,044,277)	(1,560,456)
Adjustment to Recognition And Measurement Differences [Member] | Impact of Change in Exchange differences on translating foreign operations [Member]
Impact On Exchange Differences On Translating Foreign Operations Due To First Time Adoption Of IFRS [Line Items]
Accumulated other comprehensive income		(510,091)	(509,872)
Adjustment to retained earnings		¥ (510,091)	¥ (509,872)